LEASES	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
LEASES
NOTE 6 -	LEASES

The company provides its customers leasing services of APU engines. The results are reported as part of the Company's activity in MRO services for aviation components. The net revenues from the lease services amounted to $5.1, $5.5 and $4.8 million for the years ended December 31, 2024, 2023 and 2022  respectively.

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2029, certain leases contain renewal options as defined in the agreements. Certain agreements include an automatic renewal clause, allowing termination with a six-months advance notice. The company has excluded agreement where management expects the early termination option to be exercised in 2025.

In January 2024, Piedmont has a lease agreement for a building worth approximately $0.5 million, which will last until December 2026.  TAT has a new lease agreement for 15 vehicles during 2024 for 3 years, totaling approximately $0.5 million.

During 2023 TAT sign a lease agreement for a facility in Charlotte, USA, which will expire on April 30, 2029. Due to the new agreement, the Company recognized an operating ROU assets and related operating lease liability of approximately $1 million.

The lease cost was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Operating lease expenses	1,329	1,173

Supplemental cash flow information related to leases was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Operating cash flows from operating leases	1,447	1,640
Right-of-use assets obtained in exchange for lease obligations (non-cash)	983	1,345

Supplemental balance sheet information related to operating leases is as follows:

	December 31, 2024	December 31, 2023

Operating Leases
Operating lease right-of-use assets	2,282	2,746

Current operating lease liabilities	939	1,033
Non-current operating lease liabilities	1,345	1,697
Total operating lease liabilities	2,284	2,730

Weighted Average Remaining Lease Term
Operating leases - Israel	3.47	5 years
Operating leases – United States	2.44	3 years

Weighted Average discount rate
Operating leases - Israel	4.52%	5%
Operating leases – United States	6.27%	4.84%

As of December 31, 2024, the maturities of lease liabilities were as follows:

Year	Amount
2025	1,038
2026	679
2027	328
2028	233
2029 and after	214
Total lease payments	$2,492
Less imputed interest	(208)
Total	$2,284